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                                THE SHELBY FUND

                            THE SHELBY LARGE CAP FUND

                                 CLASS Y SHARES

                      Supplement Dated March 1, 2005 to the
                         Prospectus dated August 1, 2004

The following information supplements the disclosure in the Prospectus on Pages 6 and 8 regarding the "Fees and Expenses" of the Funds:

Effective March 1, 2005, the Funds are subject to an Expense Limitation Agreement pursuant to which SMC Capital, Inc., the investment adviser to the Funds (the "Adviser"), has agreed to limit the Total Fund Operating Expenses of the Class Y shares of each Fund to 1.50% of its average daily net assets. The Funds have agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement provided that such repayment does not cause a Fund's Total Fund Operating Expenses to exceed 1.50% of its average daily net assets for its Class Y shares and the repayment is made within three years after the year in which the Adviser incurred the expense.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                 THE SHELBY FUND
                            THE SHELBY LARGE CAP FUND

                               CLASS A & B SHARES

                      Supplement Dated March 1, 2005 to the
                         Prospectus dated August 1, 2004

The following information supplements the disclosure in the Prospectus on Pages 6 and 10 regarding the "Fees and Expenses" of the Funds:

Effective March 1, 2005, the Funds are subject to an Expense Limitation Agreement pursuant to which SMC Capital, Inc., the investment adviser to the Funds (the "Adviser"), has agreed to limit the Total Fund Operating Expenses of the Class A shares and the Class B shares of each Fund to 1.75% and 2.50% of its average daily net assets, respectively. The Funds have agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement provided that such repayment does not cause a Fund's Total Fund Operating Expenses to exceed 1.75% of its average daily net assets for its Class A shares and 2.50% for its Class B shares and the repayment is made within three years after the year in which the Adviser incurred the expense.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.